UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

This report on Form N-CSR relates solely to the Registrant’s VIP Government Money Market Portfolio series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Government Money Market Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/18
1 - 7	50.3
8 - 30	27.6
31 - 60	4.8
61 - 90	8.7
91 - 180	8.5
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
U.S. Treasury Debt	12.4%
U.S. Government Agency Debt	44.4%
Repurchase Agreements	45.7%
Net Other Assets (Liabilities)*	(2.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/18
VIP Government Money Market Portfolio - Initial Class	1.70%
VIP Government Money Market Portfolio - Service Class	1.60%
VIP Government Money Market Portfolio - Service Class 2	1.44%
VIP Government Money Market Portfolio - Investor Class	1.67%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Notes
7/15/18	2.00%	$2,323,740	$2,327,504
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bills
7/5/18 to 12/20/18	1.57 to 2.10 (b)	394,340,000	392,354,624
U.S. Treasury Notes
7/31/18 to 10/31/19	1.96 to 2.08 (c)	112,000,000	111,975,381
			504,330,005
TOTAL U.S. TREASURY DEBT
(Cost $506,657,509)			506,657,509

U.S. Government Agency Debt - 44.4%
Federal Agencies - 44.4%
Federal Farm Credit Bank
7/9/18 to 5/6/19	1.92 to 2.20 (c)(d)	7,000,000	7,000,366
Federal Home Loan Bank
7/2/18 to 1/2/20	1.50 to 2.22 (c)	1,804,395,000	1,802,859,193
Freddie Mac
7/27/18 to 9/14/18	1.62 to 1.98	2,500,000	2,497,536
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,812,357,095)			1,812,357,095

U.S. Government Agency Repurchase Agreement - 16.6%
	Maturity Amount	Value
In a joint trading account at 2.12% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$271,499,001	$271,451,000
With:
Barclays Bank PLC at:
1.95%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $20,405,525, 4.00%, 3/1/45 - 2/1/47)	20,006,500	20,000,000
2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $7,141,256, 3.50% - 4.14%, 5/1/35 - 3/1/46)	7,001,231	7,000,000
BNP Paribas, SA at:
1.94%, dated 5/25/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $9,269,098, 0.00% - 7.25%, 9/12/19 - 1/20/48)	9,045,590	9,000,000
1.95%, dated:
5/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,083,876, 0.00% - 6.63%, 11/15/18 - 8/20/47)	3,014,788	3,000,000
5/21/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $3,067,062, 0.00% - 7.25%, 9/13/18 - 10/1/47)	3,014,788	3,000,000
5/23/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $16,376,599, 0.00% - 7.25%, 9/30/19 - 2/15/47)	16,078,000	16,000,000
Citibank NA at:
1.99%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $3,063,033, 0.00% - 7.63%, 7/15/18 - 5/15/46)	3,001,161	3,000,000
2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $14,310,630, 0.00% - 9.00%, 11/15/18 - 11/15/39)	14,005,444	14,000,000
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $35,022,471, 0.00%, 5/15/46 - 11/15/46)	34,012,958	34,000,000
ING Financial Markets LLC at:
1.97%, dated 6/4/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $3,093,796, 3.00% - 4.00%, 7/25/39 - 7/20/46)	3,009,850	3,000,000
2.01%, dated 6/8/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $6,128,201, 3.00%, 6/20/46 - 7/20/46)	6,030,485	6,000,000
2.04%, dated:
6/12/18 due 9/17/18 (Collateralized by U.S. Government Obligations valued at $3,063,469, 3.00%, 7/20/46)	3,016,490	3,000,000
6/14/18 due 9/19/18 (Collateralized by U.S. Government Obligations valued at $6,184,607, 3.00% - 4.00%, 7/25/39 - 7/20/46)	6,032,980	6,000,000
6/15/18 due 9/20/18 (Collateralized by U.S. Government Obligations valued at $8,226,081, 3.00% - 4.00%, 7/25/39 - 7/20/46)	8,043,973	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.9%, dated 6/4/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $18,387,132, 4.00% - 4.29%, 4/20/66 - 5/20/68)	18,029,450	18,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.93%, dated 6/5/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $8,171,812, 2.44% - 4.00%, 6/1/42 - 4/20/47)	8,025,304	8,000,000
1.94%, dated 6/5/18 due 8/6/18 (Collateralized by U.S. Government Obligations valued at $6,128,905, 4.00%, 6/1/46 - 4/20/47)	6,020,047	6,000,000
1.98%, dated:
6/11/18 due 8/10/18 (Collateralized by U.S. Government Obligations valued at $10,211,781, 3.72% - 4.00%, 2/1/39 - 4/20/47)	10,033,000	10,000,000
6/12/18 due 8/13/18 (Collateralized by U.S. Government Obligations valued at $8,168,976, 2.96% - 4.00%, 3/1/27 - 2/1/48)	8,027,280	8,000,000
1.99%, dated:
6/12/18 due 8/14/18 (Collateralized by U.S. Government Obligations valued at $3,063,841, 3.37% - 4.00%, 12/1/35 - 4/20/47)	3,010,448	3,000,000
6/13/18 due 8/15/18 (Collateralized by U.S. Government Obligations valued at $6,126,428, 2.43% - 4.00%, 12/1/46 - 4/20/47)	6,020,895	6,000,000
6/18/18 due 8/17/18 (Collateralized by U.S. Government Obligations valued at $8,166,315, 2.90% - 4.00%, 3/1/47 - 4/20/47)	8,026,533	8,000,000
6/19/18 due 8/20/18 (Collateralized by U.S. Government Obligations valued at $6,124,531, 2.66% - 4.00%, 2/1/44 - 4/20/47)	6,020,563	6,000,000
MUFG Securities (Canada), Ltd. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $1,020,215, 0.75% - 3.50%, 6/15/21 - 4/20/48)	1,000,177	1,000,000
Nomura Securities International, Inc. at 1.98%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $58,159,710, 0.00% - 9.00%, 10/1/18 - 4/20/68)	57,021,945	57,000,000
RBC Financial Group at:
1.86%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $16,365,694, 2.93% - 5.00%, 6/15/26 - 1/1/57)	16,050,427	16,000,000
1.88%, dated:
4/30/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $9,232,527, 2.37% - 6.97%, 4/1/26 - 6/1/56)	9,042,770	9,000,000
6/1/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $3,065,027, 2.50% - 5.00%, 4/1/26 - 6/1/56)	3,005,327	3,000,000
1.96%, dated:
6/4/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $4,087,066, 2.58% - 4.50%, 10/25/25 - 6/1/56)	4,020,036	4,000,000
6/5/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $10,216,275, 2.80% - 5.71%, 6/15/26 - 1/1/57)	10,050,089	10,000,000
Societe Generale at 1.97%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $27,547,827, 0.13% - 4.38%, 4/15/19 - 8/15/47)	27,008,865	27,000,000
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $74,473,093, 4.00%, 10/20/47)	73,012,836	73,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $679,451,000)		679,451,000

U.S. Treasury Repurchase Agreement - 29.1%
With:
Barclays Capital, Inc. at 2%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,099,170, 3.75%, 11/15/43)	2,000,333	2,000,000
BMO Harris Bank NA at:
1.8%, dated 4/20/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,310,691, 2.50% - 3.13%, 8/15/44 - 2/15/46)	5,019,000	5,000,000
1.82%, dated:
4/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $4,114,017, 2.75%, 2/15/19)	4,017,593	4,000,000
4/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,085,512, 2.75%, 2/15/19)	3,012,892	3,000,000
4/30/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $4,109,374, 1.38%, 4/30/20)	4,013,549	4,000,000
5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,158,437, 2.00%, 2/15/22)	5,015,419	5,000,000
1.83%, dated 5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,087,638, 2.00% - 2.75%, 2/15/19 - 11/15/21)	3,009,913	3,000,000
1.84%, dated:
4/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,174,610, 3.75%, 8/15/41)	3,013,953	3,000,000
4/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $2,064,670, 1.88% - 2.75%, 2/15/19 - 4/30/22)	2,008,996	2,000,000
1.85%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,082,912, 4.00%, 8/15/18)	3,009,404	3,000,000
1.88%, dated:
5/16/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,105,891, 2.00%, 2/15/22)	3,009,713	3,000,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,137,175, 1.75%, 5/31/22)	5,004,700	5,000,000
1.9%, dated 6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,387,522, 2.13% - 3.13%, 8/15/21 - 8/15/44)	16,028,711	16,000,000
1.94%, dated 6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,143,103, 2.00%, 11/15/21)	5,008,083	5,000,000
1.95%, dated 5/24/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at:
(Collateralized by U.S. Treasury Obligations valued at $8,216,008, 1.63%, 7/31/20)	8,039,433	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,069,225, 1.50% - 3.13%, 5/31/20 - 8/15/44)	3,014,788	3,000,000
BNP Paribas, SA at:
1.82%, dated 5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,124,289, 1.14% - 8.75%, 4/30/19 - 11/15/43)	5,015,419	5,000,000
1.84%, dated:
5/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,366,731, 0.00% - 5.00%, 8/16/18 - 11/15/47)	16,051,520	16,000,000
5/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $14,320,282, 1.18% - 8.75%, 7/31/18 - 11/15/47)	14,045,080	14,000,000
1.85%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,164,260, 1.18% - 3.63%, 10/31/19 - 8/15/47)	5,016,188	5,000,000
1.86%, dated 4/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,258,856, 0.88% - 8.75%, 10/15/18 - 8/15/47)	11,051,150	11,000,000
1.87%, dated 5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,151,359, 1.18% - 4.38%, 10/31/19 - 8/15/47)	5,014,285	5,000,000
1.88%, dated:
5/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $19,619,848, 1.14% - 3.75%, 4/30/19 - 11/15/47)	19,066,479	19,000,000
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,361,011, 1.14% - 4.25%, 4/30/19 - 11/15/47)	16,051,804	16,000,000
1.89%, dated:
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,112,888, 1.14% - 6.50%, 4/30/19 - 8/15/47)	5,017,325	5,000,000
5/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,357,218, 1.14% - 3.00%, 4/30/19 - 11/15/47)	11,036,383	11,000,000
1.94%, dated:
5/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,162,442, 1.18% - 3.38%, 10/31/19 - 11/15/44)	5,024,519	5,000,000
5/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,250,216, 1.14% - 5.00%, 4/30/19 - 11/15/47)	11,053,943	11,000,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $17,470,737, 1.14% - 4.25%, 4/30/19 - 11/15/47)	17,055,883	17,000,000
1.95%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,355,092, 1.14% - 3.13%, 4/30/19 - 11/15/47)	11,056,008	11,000,000
6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,335,789, 1.14% - 6.50%, 4/30/19 - 11/15/47)	11,054,817	11,000,000
6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,343,596, 1.14% - 7.50%, 4/30/19 - 8/15/47)	11,054,817	11,000,000
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,231,612, 1.14% - 3.63%, 4/30/19 - 11/15/47)	11,020,854	11,000,000
6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,324,496, 1.14% - 2.75%, 4/30/19 - 11/15/47)	16,052,867	16,000,000
1.96%, dated:
6/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,704, 1.18% - 7.63%, 10/31/19 - 8/15/47)	5,016,333	5,000,000
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,342,925, 1.18% - 2.88%, 10/31/19 - 11/15/47)	11,035,933	11,000,000
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $21,443,361, 0.00% - 9.00%, 8/16/18 - 11/15/44)	21,070,887	21,000,000
6/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,586,446, 1.14% - 3.75%, 4/30/19 - 11/15/47)	26,089,180	26,000,000
1.97%, dated:
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,105,674, 1.13% - 5.00%, 4/30/19 - 11/15/47)	5,019,426	5,000,000
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,341,697, 1.18% - 3.13%, 10/31/19 - 8/15/47)	11,042,738	11,000,000
Commerz Markets LLC at:
2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,121,730, 1.63% - 2.00%, 4/30/23 - 2/15/26)	6,002,333	6,000,000
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,122,121, 1.25% - 2.63%, 10/31/19 - 3/31/25)	6,002,000	6,000,000
2.04%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,263,043, 1.38% - 2.75%, 5/31/23 - 5/15/46)	13,005,157	13,000,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $58,150,379, 1.63% - 6.75%, 5/31/23 - 8/15/26)	57,010,118	57,000,000
Deutsche Bank AG at:
2%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,778, 2.00% - 3.63%, 8/31/20 - 2/15/44)	3,001,167	3,000,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $27,544,893, 0.00% - 4.00%, 8/15/18 - 2/15/45)	27,004,793	27,000,000
Deutsche Bank Securities, Inc. at 2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $7,142,434, 1.75%, 3/31/22)	7,002,722	7,000,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,121,434, 1.75%, 3/31/22)	6,002,333	6,000,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $188,700,024, 1.13% - 1.88%, 8/31/21 - 1/31/22)	185,032,683	185,000,000
HSBC Securities, Inc. at:
1.95%, dated:
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $11,225,940, 1.25%, 12/31/18)	11,003,575	11,000,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,323,177, 1.25%, 12/31/18)	16,006,067	16,000,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $7,195,098, 1.50%, 1/31/22)	7,001,237	7,000,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,057,797, 2.00%, 11/15/26)	2,000,353	2,000,000
J.P. Morgan Securities, LLC at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at:
(Collateralized by U.S. Treasury Obligations valued at $4,081,562, 1.63%, 2/15/26)	4,000,700	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,781, 1.63%, 2/15/26)	2,000,350	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $17,343,823, 1.50%, 2/28/19)	17,002,975	17,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,781, 1.63%, 2/15/26)	2,000,350	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,081,562, 1.63%, 2/15/26)	4,000,700	4,000,000
Lloyds Bank PLC at:
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $7,186,664, 1.63% - 6.75%, 6/30/20 - 8/15/26)	7,033,273	7,000,000
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,084,469, 2.63% - 8.00%, 11/15/20 - 11/15/21)	3,014,643	3,000,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,145,204, 2.63% - 6.75%, 11/15/20 - 8/15/26)	5,028,000	5,000,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $3,114,760, 2.25% - 6.75%, 11/15/20 - 8/15/26)	3,017,853	3,000,000
1.96%, dated:
6/20/18 due 7/20/18 (Collateralized by U.S. Treasury Obligations valued at $7,150,786, 1.38%, 9/15/20)	7,011,433	7,000,000
6/21/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $8,196,501, 6.00% - 6.75%, 2/15/26 - 8/15/26)	8,013,938	8,000,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $2,051,745, 1.88% - 6.75%, 5/31/22 - 8/15/26)	2,011,990	2,000,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $7,146,219, 1.25% - 6.00%, 3/31/19 - 2/15/26)	7,043,944	7,000,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $5,117,191, 2.13% - 6.75%, 8/15/21 - 8/15/26)	5,029,467	5,000,000
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $5,112,910, 2.63%, 11/15/20)	5,028,900	5,000,000
MUFG Securities (Canada), Ltd. at:
1.95%, dated 6/28/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $8,161,838, 1.63% - 4.50%, 6/30/19 - 2/15/47)	8,002,167	8,000,000
2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,207,778, 1.00% - 4.25%, 6/30/19 - 11/15/43)	9,001,583	9,000,000
MUFG Securities EMEA PLC at:
1.85%, dated 5/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,024,688, 0.75%, 7/15/19)	1,003,546	1,000,000
1.86%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,052,916, 3.00%, 5/15/47)	1,003,565	1,000,000
1.88%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $2,060,626, 2.25% - 2.38%, 5/15/27 - 11/15/27)	2,007,624	2,000,000
1.91%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,030,188, 1.25% - 1.38%, 12/15/19 - 2/29/20)	1,003,289	1,000,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $4,084,724, 2.25%, 3/31/20)	4,007,640	4,000,000
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,028,717, 2.75%, 4/30/25)	1,001,608	1,000,000
6/18/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,067,912, 3.63%, 2/15/20)	3,002,252	3,000,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,026,918, 1.75%, 4/30/22)	1,001,930	1,000,000
1.94%, dated:
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $4,092,538, 2.63%, 11/15/20)	4,003,880	4,000,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,077,032, 1.75%, 11/15/20)	3,003,557	3,000,000
1.95%, dated:
6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,081,109, 2.75%, 4/30/25)	3,009,913	3,000,000
6/29/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,129,106, 2.50%, 5/15/46)	3,002,113	3,000,000
1.97%, dated 6/14/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at:
(Collateralized by U.S. Treasury Obligations valued at $6,125,512, 3.63%, 2/15/20)	6,005,910	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,106,656, 3.63%, 2/15/20)	5,004,925	5,000,000
1.98%, dated 6/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at:
(Collateralized by U.S. Treasury Obligations valued at $5,111,906, 2.63%, 11/15/20)	5,005,775	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,092,538, 2.63%, 11/15/20)	4,004,620	4,000,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,076,066, 2.75%, 4/30/25)	3,000,530	3,000,000
Natixis SA at:
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,273,704, 1.63% - 3.00%, 11/30/21 - 5/15/46)	11,017,692	11,000,000
6/25/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $11,324,479, 1.25% - 2.75%, 2/28/19 - 11/15/47)	11,004,128	11,000,000
1.95%, dated 5/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $22,488,665, 1.25% - 2.38%, 11/30/18 - 6/30/24)	22,109,633	22,000,000
Nomura Securities International, Inc. at 1.96%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $64,741,321, 0.00% - 3.13%, 1/31/19 - 11/15/46)	63,020,580	63,000,000
Norinchukin Bank at:
1.83%, dated 4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,073,280, 2.63%, 11/15/20)	3,013,420	3,000,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,122,134, 2.63%, 11/15/20)	5,022,233	5,000,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $3,073,280, 2.63%, 11/15/20)	3,013,104	3,000,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $3,073,280, 2.63%, 11/15/20)	3,012,934	3,000,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $5,122,134, 2.63%, 11/15/20)	5,024,014	5,000,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $5,122,134, 2.63%, 11/15/20)	5,024,014	5,000,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $8,190,392, 2.63%, 11/15/20)	8,038,624	8,000,000
1.94%, dated 5/16/18 due 7/17/18 (Collateralized by U.S. Treasury Obligations valued at $5,117,112, 2.63%, 11/15/20)	5,016,706	5,000,000
1.95%, dated 5/23/18 due 7/19/18 (Collateralized by U.S. Treasury Obligations valued at $4,092,685, 2.63%, 11/15/20)	4,012,350	4,000,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $3,068,259, 2.63%, 11/15/20)	3,015,913	3,000,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $3,068,259, 2.63%, 11/15/20)	3,015,992	3,000,000
RBC Dominion Securities at:
1.82%, dated 5/4/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,069,179, 0.00% - 5.50%, 8/31/18 - 5/15/48)	3,009,403	3,000,000
1.83%, dated 5/3/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,138,781, 1.13% - 3.13%, 10/31/20 - 5/15/48)	6,018,300	6,000,000
1.85%, dated:
5/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,113,963, 0.00% - 5.50%, 7/19/18 - 5/15/48)	5,015,417	5,000,000
5/30/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,086,990, 0.00% - 5.50%, 12/27/18 - 5/15/48)	4,006,783	4,000,000
1.88%, dated:
5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,040, 1.75% - 3.63%, 2/15/20 - 5/15/48)	8,038,436	8,000,000
6/1/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,238,220, 1.75% - 3.13%, 2/29/20 - 5/15/48)	11,019,531	11,000,000
1.9%, dated 6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $3,064,588, 0.00% - 5.50%, 12/27/18 - 5/15/48)	3,005,700	3,000,000
1.91%, dated:
6/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,103,352, 0.00% - 3.13%, 8/31/18 - 5/15/48)	5,007,693	5,000,000
6/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,103,041, 0.00% - 5.50%, 12/27/18 - 5/15/48)	5,007,163	5,000,000
1.92%, dated 6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,228,443, 1.75% - 3.63%, 2/15/20 - 5/15/48)	11,014,080	11,000,000
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,105,809, 0.00% - 5.50%, 12/27/18 - 5/15/48)	5,008,042	5,000,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,103,906, 0.00% - 3.63%, 12/27/18 - 5/15/48)	5,007,506	5,000,000
6/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,702, 0.00% - 3.63%, 12/27/18 - 2/15/45)	5,008,042	5,000,000
1.95%, dated 6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,235,303, 1.75% - 3.13%, 2/29/20 - 5/15/48)	11,053,625	11,000,000
RBC Financial Group at 1.96%, dated 6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,452, 1.38% - 1.88%, 2/28/19 - 2/28/22)	5,002,450	5,000,000
RBS Securities, Inc. at 1.97%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $12,242,165, 1.88%, 6/30/20)	12,004,597	12,000,000
Societe Generale at 1.96%, dated:
6/7/18 due 7/10/18 (Collateralized by U.S. Treasury Obligations valued at $14,363,384, 0.00% - 8.75%, 7/19/18 - 5/15/46)	14,025,153	14,000,000
6/21/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,322, 0.00% - 2.13%, 7/19/18 - 8/15/26)	7,015,626	7,000,000
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,291,460, 1.63%, 7/31/19)	64,011,200	64,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,190,000,000)		1,190,000,000
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $4,188,465,604)		4,188,465,604
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(103,120,609)
NET ASSETS - 100%		$4,085,344,995

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $24,983,478 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $25,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$271,451,000 due 7/02/18 at 2.12%
BNP Paribas, S.A.	$34,700,125
BNY Mellon Capital Markets LLC	6,084,392
Bank of America NA	41,282,600
Canadian Imperial Bk Commerce	2,874,875
Citibank NA	25,850,757
Credit Agricole CIB New York Branch	22,527,340
HSBC Securities (USA), Inc.	4,928,358
ING Financial Markets LLC	7,605,490
J.P. Morgan Securities, Inc.	30,163,374
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,802,745
Mizuho Securities USA, Inc.	23,577,019
RBC Dominion Securities, Inc.	20,154,549
Wells Fargo Securities LLC	47,899,376
$271,451,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,869,451,000) — See accompanying schedule: Unaffiliated issuers (cost $4,188,465,604)		$4,188,465,604
Cash		230
Receivable for fund shares sold		31,929,412
Interest receivable		3,296,885
Other receivables		40,480
Total assets		4,223,732,611
Liabilities
Payable for investments purchased	$22,000,000
Payable for fund shares redeemed	90,077,029
Distributions payable	192,243
Accrued management fee	608,667
Distribution and service plan fees payable	127,741
Payable for reverse repurchase agreement	25,000,000
Other affiliated payables	293,412
Other payables and accrued expenses	88,524
Total liabilities		138,387,616
Net Assets		$4,085,344,995
Net Assets consist of:
Paid in capital		$4,085,201,056
Undistributed net investment income		1,995
Accumulated undistributed net realized gain (loss) on investments		141,944
Net Assets		$4,085,344,995
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,479,367,662 ÷ 1,479,421,944 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,021,972,991 ÷ 1,021,968,101 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($198,665,063 ÷ 198,660,056 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,385,339,279 ÷ 1,384,959,839 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$33,849,654
Expenses
Management fee	$3,659,495
Transfer agent fees	1,577,631
Distribution and service plan fees	774,082
Accounting fees and expenses	181,994
Custodian fees and expenses	34,027
Independent trustees' fees and expenses	8,850
Registration fees	23,048
Audit	26,314
Legal	1,382
Interest	18,174
Miscellaneous	10,007
Total expenses before reductions	6,315,004
Expense reductions	(11,876)
Total expenses after reductions		6,303,128
Net investment income (loss)		27,546,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,735
Total net realized gain (loss)		4,735
Net increase in net assets resulting from operations		$27,551,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,546,526	$24,230,262
Net realized gain (loss)	4,735	13,073
Net increase in net assets resulting from operations	27,551,261	24,243,335
Distributions to shareholders from net investment income	(27,545,092)	(24,392,037)
Share transactions - net increase (decrease)	260,134,830	(832,908)
Total increase (decrease) in net assets	260,140,999	(981,610)
Net Assets
Beginning of period	3,825,203,996	3,826,185,606
End of period	$4,085,344,995	$3,825,203,996
Other Information
Undistributed net investment income end of period	$1,995	$561

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.007	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.007	.002	–A	–A	–A
Distributions from net investment income	(.007)	(.007)	(.002)	–A	–A	–A
Total distributions	(.007)	(.007)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.69%	.67%	.20%	.03%	.01%	.03%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.26%F	.26%	.25%	.24%	.24%	.25%
Expenses net of all reductions	.26%F	.26%	.25%	.24%	.24%	.25%
Net investment income (loss)	1.38%F	.68%	.21%	.03%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,479,368	$1,310,275	$1,203,187	$905,170	$917,742	$980,120

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.006	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.006	.001	–A	–A	–A
Distributions from net investment income	(.006)	(.006)	(.001)	–A	–A	–A
Total distributions	(.006)	(.006)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.63%	.57%	.10%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.35%	.35%	.35%	.36%
Expenses net of fee waivers, if any	.36%F	.36%	.35%	.26%	.24%	.27%
Expenses net of all reductions	.36%F	.36%	.35%	.26%	.24%	.27%
Net investment income (loss)	1.28%F	.58%	.11%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,021,973	$1,025,081	$1,158,089	$759,317	$643,802	$117,758

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.004	–A	–A	–A	–A
Distributions from net investment income	(.006)	(.004)	–A	–A	–A	–A
Total distributions	(.006)	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.56%	.42%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.51%F	.51%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.51%F	.51%	.44%	.26%	.24%	.27%
Expenses net of all reductions	.51%F	.51%	.44%	.26%	.24%	.27%
Net investment income (loss)	1.13%F	.43%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$198,665	$202,591	$222,987	$210,538	$135,122	$144,266

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.006	.002	–A	–A	–A
Distributions from net investment income	(.007)	(.006)	(.002)	–A	–A	–A
Total distributions	(.007)	(.006)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.67%	.65%	.18%	.01%	.01%	.02%
Ratios to Average Net AssetsE
Expenses before reductions	.28%F	.28%	.27%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.28%F	.28%	.27%	.26%	.24%	.26%
Expenses net of all reductions	.28%F	.28%	.27%	.26%	.24%	.26%
Net investment income (loss)	1.35%F	.65%	.19%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,385,339	$1,287,257	$1,241,922	$1,101,511	$992,374	$1,094,606

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $40,480 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$4,188,465,604

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $7,315,651 and the weighted average interest rate was 1.21% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,458,386 or an annualized rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .18% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$521,028
Service Class 2	253,054
$774,082

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .09% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$537,397
Service Class	354,299
Service Class 2	68,831
Investor Class	617,104
$1,577,631

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,754.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$10,808,037	$8,911,410
Service Class	6,589,822	6,240,827
Service Class 2	1,129,941	922,482
Investor Class	9,017,292	8,317,318
Total	$27,545,092	$24,392,037

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	947,008,344	1,370,009,902
Reinvestment of distributions	10,813,954	8,844,039
Shares redeemed	(788,718,303)	(1,271,717,106)
Net increase (decrease)	169,103,995	107,136,835
Service Class
Shares sold	547,268,546	751,393,343
Reinvestment of distributions	6,599,675	6,193,000
Shares redeemed	(556,968,769)	(890,546,103)
Net increase (decrease)	(3,100,548)	(132,959,760)
Service Class 2
Shares sold	65,083,655	94,918,184
Reinvestment of distributions	1,131,176	912,535
Shares redeemed	(70,139,443)	(116,215,530)
Net increase (decrease)	(3,924,612)	(20,384,811)
Investor Class
Shares sold	377,505,480	460,857,267
Reinvestment of distributions	9,027,175	8,252,919
Shares redeemed	(288,476,660)	(423,735,358)
Net increase (decrease)	98,055,995	45,374,828

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.26%
Actual		$1,000.00	$1,006.90	$1.29
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Service Class	.36%
Actual		$1,000.00	$1,006.30	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Service Class 2.51%
Actual		$1,000.00	$1,005.60	$2.54
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Investor Class	.28%
Actual		$1,000.00	$1,006.70	$1.39
Hypothetical-C		$1,000.00	$1,023.41	$1.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPMM-SANN-0818
1.705628.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 21, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2018